Summary of Significant Accounting Policies and Organization (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total	$ 14,012	$ 14,012
Accumulated depreciation	(14,012)	(13,194)
Balance		818
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Total	12,758	12,758
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	$ 1,254	$ 1,254